GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

27.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2021	2022	2023
General expenses	2,043	2,259	2,446
Professional fees	789	1,097	996
Allowance for expected credit losses trade receivables (Note 6)	474	567	513
Training, education, and recruitment	284	371	461
Traveling	321	421	443
Meeting	249	312	334
Social contribution	213	218	232
Collection expenses	212	173	195
Others (each below Rp100 billion)	431	436	479
Total	5,016	5,854	6,099

Refer to Note 31 for details of related parties transactions.